SCHEDULE OF REORGANIZATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 23, 2026	Jan. 27, 2026	Jan. 02, 2026
Vantage Corp [Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	April 2, 2024
Percentage of direct or indirect interests	100.00%
Place of incorporation	Cayman Islands
Principal activities	Holding Business
Vantage (BVI) Corporation [Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	April 2, 2024
Percentage of direct or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Holding Business
Vantage Shipbrokers Pte. Ltd ,[Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	May 12, 2011
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Ship Broking Services
Vantage Nexus Commercial Brokers Co. L.L.C [Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	June 20, 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	Dubai
Principal activities	Commercial Brokers
Hado Pte Ltd [Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	February 2, 2026
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	IT Services
PJ Marine Singapore Pte Ltd [Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	January 2, 2026
Percentage of direct or indirect interests	100.00%			100.00%
Place of incorporation	Singapore
Principal activities	Ship Broking Services
Peijun Marine Consultant Co Ltd [Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	January 27, 2026
Percentage of direct or indirect interests	60.00%		60.00%
Place of incorporation	Hong Kong
Principal activities	Ship Broking Services
PJ Marine Shanghai Co Ltd [Member]
ScheduleOfReorganizationOfConsolidatedFinancialStatementsLineItem [Line Items]
Date of incorporation	March 23, 2026
Percentage of direct or indirect interests	60.00%	60.00%
Place of incorporation	PRC
Principal activities	Ship Broking Services